UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response....21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
August 31, 2009 (Unaudited)	Columbia Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds — 97.4%
EDUCATION — 5.2%
Education — 4.6%
CA Educational Facilities Authority
	Loyola Marymount University,
	Series 2001,
	Insured: NPFGC:
	(a) 10/01/17	2,525,000	1,721,949
	(a) 10/01/20	2,000,000	1,094,960
CA Municipal Finance Authority
	Escondido Charter,
	Series 2006 A,
	5.250% 06/01/36	1,750,000	1,294,860
IN Purdue University
	Certificates of Participation,
	Series 2006,
	5.250% 07/01/22	2,000,000	2,257,520
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	3,500,000	4,102,245
MA Health & Educational Facilities Authority
	Boston College,
	Series 2008,
	5.500% 06/01/35	19,500,000	21,971,625
	Harvard University,
	Series 1991 N,
	6.250% 04/01/20	2,000,000	2,572,600
	Massachusetts Institute of Technology,
	Series 2002 K,
	5.500% 07/01/22	8,000,000	9,810,000
NH Health & Education Facilities Authority
	Series 2009,
	5.250% 06/01/39	4,000,000	4,260,400
NY Dormitory Authority
	Educational Housing Services,
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/30	3,000,000	2,836,350
	New York University:
	Series 2001 1,
	Insured: AMBAC
	5.500% 07/01/40	12,250,000	13,846,665
	Series 2008 A:
	5.000% 07/01/29	3,845,000	4,014,987
	5.000% 07/01/38	5,800,000	5,890,712
	Upstate Community Colleges,
	Series 2005 B,
	Insured: FGIC
	5.500% 07/01/23	2,000,000	2,258,220
PA Higher Educational Facilities Authority
	Edinboro University Foundation,
	Series 2008,
	5.750% 07/01/28	3,000,000	2,703,180

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
Education — (continued)
UT Weber State University Revenue
	Series 2005,
	Insured: NPFGC
	4.250% 04/01/29	5,100,000	4,808,127
VA College Building Authority
	Washington & Lee University,
	Series 2001,
	5.375% 01/01/21	5,000,000	5,809,550
WV University of West Virginia
	Series 1998 A,
	Insured: NPFGC
	5.250% 04/01/28	5,000,000	5,318,900
	Series 2000 A,
	Insured: AMBAC:
	(a) 04/01/16	3,300,000	2,627,460
	(a) 04/01/18	3,800,000	2,701,002
Education Total			101,901,312
Student Loan — 0.6%
MA Educational Financing Authority
	Series 2008 H, AMT,
	Insured: AGO
	6.350% 01/01/30	12,500,000	12,774,125
Student Loan Total			12,774,125
EDUCATION TOTAL			114,675,437
HEALTH CARE — 8.7%
Continuing Care Retirement — 0.9%
MD Baltimore County
	Oak Crest Village, Inc.,
	Series 2007 A,
	5.000% 01/01/37	5,000,000	4,442,000
MO St. Louis Industrial Development Authority
	St. Andrews Resources for Seniors,
	Series 2007 A,
	6.375% 12/01/41	7,000,000	5,596,920
NC Medical Care Commission
	First Givens Estates, Inc.,
	Series 2007,
	5.000% 07/01/33	5,000,000	3,930,150
	Glenaire, Inc.,
	Series 2006,
	5.500% 10/01/31	2,500,000	2,042,875
NY Nassau County Industrial Development Agency
	The Amsterdam Harborside,
	Series 2007 A,
	6.500% 01/01/27	3,250,000	2,663,018

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Continuing Care Retirement — (continued)
PA Montgomery County Industrial Development Authority
	Whitemarsh Continuing Care Retirement Community,
	Series 2005,
	6.125% 02/01/28	2,000,000	1,383,780
Continuing Care Retirement Total			20,058,743
Health Services — 0.5%
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999,
	5.650% 02/01/19	1,310,000	1,107,395
MN Minneapolis & St. Paul Housing & Redevelopment Authority
	Group Health Plan, Inc.,
	Series 2003:
	5.250% 12/01/16	1,250,000	1,247,138
	6.000% 12/01/17	1,650,000	1,689,501
WI Health & Educational Facilities Authority
	Marshfield Clinic,
	Series 1999,
	Insured: RAD
	6.250% 02/15/29	7,200,000	6,964,056
Health Services Total			11,008,090
Hospitals — 6.0%
AL Montgomery Medical Clinic Board
	Jackson Hospital & Clinic,
	Series 2006,
	4.750% 03/01/36	1,000,000	709,210
AZ Health Facilities Authority
	Catholic Healthcare West,
	Series 1999 A,
	6.625% 07/01/20	3,700,000	3,903,759
AZ University Medical Center Corp.
	Series 2004,
	5.250% 07/01/13	1,000,000	1,045,770
CA ABAG Finance Authority for Nonprofit Corps.
	San Diego Hospital Association,
	Series 2003 C,
	5.375% 03/01/20	1,320,000	1,309,044
CA Kaweah Delta Health Care District
	Series 2006,
	4.500% 06/01/34	9,500,000	7,252,680
FL Hillsborough County Industrial Development Authority
	Tampa General Hospital,
	Series 2003 A:
	5.000% 10/01/18	825,000	807,881
	5.250% 10/01/24	4,000,000	3,689,840

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System,
	Series 1999 E,
	6.000% 10/01/26	6,905,000	6,889,947
	Series 1996 A,
	Insured: NPFGC
	6.250% 10/01/16	825,000	896,594
FL West Orange Health Care District
	Series 2001 A,
	5.650% 02/01/22	3,650,000	3,576,562
GA Chatham County Hospital Authority
	Memorial Health University Medical Center,
	Series 2004 A,
	5.500% 01/01/34	2,500,000	1,955,725
	Memorial Medical Center,
	Series 2001 A,
	6.125% 01/01/24	3,000,000	2,749,320
LA Public Facilities Authority
	Touro Infirmary,
	Series 1999 A,
	5.625% 08/15/29	10,940,000	9,000,010
MA Health & Educational Facilities Authority
	Care Group Inc.,
	Series 2008,
	5.125% 07/01/33	2,000,000	1,793,420
	Series 1998 B-2,
	5.375% 02/01/28	1,380,000	1,294,799
MD Health & Higher Educational Facilities Authority
	University Maryland Medical Systems,
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/28	3,000,000	3,070,020
MI Hospital Finance Authority Revenue
	Henry Ford Health Systems,
	Series 2006 A,
	5.250% 11/15/32	2,000,000	1,693,920
MI University of Michigan
	Series 2002 D,
	5.250% 12/01/20	6,310,000	6,502,139
MN St. Paul Housing & Redevelopment Authority
	HealthEast, Inc.,
	Series 1997 A,
	5.500% 11/01/09	250,000	250,253
MO Health & Educational Facilities Authority
	Lake Regional Health Systems,
	Series 2003,
	5.600% 02/15/25	625,000	580,994

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
MS Medical Center Building Corp.
	University of Mississippi Medical Center,
	Series 1998,
	Insured: AMBAC
	5.500% 12/01/23	10,550,000	10,854,156
NC Medical Care Commission
	Wilson Memorial Hospital,
	Series 1997,
	Insured: AMBAC
	(a) 11/01/14	1,380,000	1,155,860
ND Ward County Health Care Facility
	Trinity Health,
	Series 2006,
	5.125% 07/01/29	1,250,000	1,020,200
NJ Health Care Facilities Financing Authority
	St. Joseph’s Hospital & Medical Center,
	Series 2008,
	6.625% 07/01/38	4,000,000	3,597,280
NY Albany Industrial Development Agency
	St. Peter’s Hospital,
	Series 2008 A,
	5.250% 11/15/27	2,330,000	2,085,560
NY Dormitory Authority
	Long Island Jewish Medical,
	Series 2009,
	5.500% 05/01/37 (b)	4,250,000	4,172,607
	New York University Hospital Center,
	Series 2006,
	5.000% 07/01/20	2,000,000	1,848,240
PA Northampton County General Purpose Authority
	St. Luke’s Hospital Bethlehem,
	Series 2008 A,
	5.500% 08/15/35	3,000,000	2,670,630
SC Greenville Hospital System Board
	GHS Partners in Health,
	Series 2001,
	Insured: AMBAC
	5.500% 05/01/26	5,000,000	5,076,250
TN Knox County Health, Educational & Housing Facilities Authority
	Fort Sanders Alliance,
	Series 1993,
	Insured: NPFGC
	5.250% 01/01/15	5,000,000	5,083,250
TN Sullivan County Health Educational & Housing Facilities Board
	Wellmont Health System,
	Series 2006 C,
	5.250% 09/01/36	8,500,000	6,044,010

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
VA Fairfax County Industrial Development Authority
	Inova Alexandria Health Service,
	Series 2009,
	5.500% 05/15/35	4,000,000	4,152,000
	Inova Health System,
	Series 1993,
	5.000% 08/15/23	10,000,000	10,710,100
VA Henrico County Industrial Development Authority
	Bon Secours Health System,
	Series 1996,
	Insured: NPFGC
	6.000% 08/15/16	5,000,000	5,502,350
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.:
	Series 1999 A,
	5.600% 02/15/29	4,000,000	3,650,800
	Series 1999 B,
	5.500% 02/15/15	3,500,000	3,507,420
	Series 2003,
	6.400% 04/15/33	4,250,000	4,244,475
Hospitals Total			134,347,075
Intermediate Care Facilities — 0.5%
IL Development Finance Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	2,230,000	1,795,440
IN Health Facilities Financing Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	11,515,000	9,067,141
Intermediate Care Facilities Total			10,862,581
Nursing Homes — 0.8%
IA Finance Authority
	Care Initiatives,
	Series 1998 B,
	5.750% 07/01/28	4,500,000	3,405,465
IA Marion Health Care Facilities
	AHF/Kentucky-Iowa, Inc.,
	Series 2003,
	8.000% 01/01/29	200,000	163,148
MA Industrial Finance Agency
	GF/Massachusetts, Inc.,
	Series 1994,
	8.300% 07/01/23 (c)	9,785,000	6,849,500
PA Chester County Industrial Development Authority
	Pennsylvania Nursing Home,
	Series 2002,
	8.500% 05/01/32	6,150,000	5,386,170

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Nursing Homes — (continued)
PA Washington County Industrial Development Authority
	AHF Project,
	Series 2003,
	8.500% 01/01/29	2,220,000	1,909,444
TN Metropolitan Government Nashville & Davidson County Health & Education Board
	AHF Project,
	Series 2003,
	8.500% 01/01/29	510,000	438,656
Nursing Homes Total			18,152,383
HEALTH CARE TOTAL			194,428,872
HOUSING — 3.0%
Assisted Living/Senior — 0.2%
DE Kent County
	Heritage at Dover,
	Series 1999, AMT,
	7.625% 01/01/30	1,555,000	1,282,331
MN Roseville
	Care Institute, Inc.,
	Series 1993,
	7.750% 11/01/23	3,275,000	2,544,217
NY Suffolk County Industrial Development Agency
	Gurwin Jewish Phase II,
	Series 2004,
	6.700% 05/01/39	890,000	687,222
Assisted Living/Senior Total			4,513,770
Multi-Family — 2.3%
CO Educational & Cultural Facilities Authority
	Campus Village Apartments LLC,
	Series 2008 CA:
	5.500% 06/01/33	2,000,000	1,976,300
	5.500% 06/01/38	6,000,000	5,653,260
FL Broward County Housing Finance Authority
	Chaves Lake Apartments Ltd.,
	Series 2000 A, AMT,
	7.500% 07/01/40	7,925,000	7,213,097
	Cross Keys Apartments,
	Series 1998 A, AMT,
	5.750% 10/01/28	985,000	947,452
FL Capital Trust Agency
	Series 2008 B,
	7.000% 07/15/32	1,920,000	1,638,547
FL Clay County Housing Finance Authority
	Breckenridge Commons Ltd.,
	Series 2000 A, AMT,
	7.450% 07/01/40	3,900,000	3,424,200

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Multi-Family — (continued)
MA Housing Finance Agency
	Series 2004 A, AMT,
	Insured: FSA
	5.250% 07/01/25	10,000,000	9,893,300
MD Economic Development Corp.
	Collegiate Housing Foundation,
	Series 1999 A,
	6.000% 06/01/30	3,000,000	2,586,030
MO St. Louis Area Housing Finance Corp.
	Wellington Arms III,
	Series 1979,
	7.375% 01/01/21	1,405,079	1,412,259
NC Durham Housing Authority
	Magnolia Pointe Apartments,
	Series 2005, AMT,
	5.650% 02/01/38	3,263,585	2,493,966
NC Medical Care Commission
	ARC Project,
	Series 2004 A,
	5.800% 10/01/34	1,400,000	1,254,078
NY New York City Housing Development Corp.
	Series 2005 F-1,
	4.650% 11/01/25	5,000,000	4,994,050
OK County Finance Authority
	Sail Associates LLC,
	Series 2007, AMT,
	LOC: Bank of the West
	5.250% 12/01/41	1,475,000	1,419,909
Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,
	8.500% 12/01/16 (d)	6,615,223	6,137,471
Multi-Family Total			51,043,919
Single-Family — 0.5%
CA Department of Veterans Affairs
	Series 2007, AMT,
	4.850% 12/01/22	2,000,000	1,820,980
CO El Paso County School District No. 11
	Series 1988 A, AMT,
	Guarantor: GNMA
	8.375% 03/25/19	88,142	89,885
FL Brevard County
	Series 1985,
	Insured: FGIC
	(a) 04/01/17	395,000	188,699

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Single-Family — (continued)
FL Lee County Housing Finance Authority
	Series 1998 A-2, AMT,
	Guarantor: GNMA
	6.300% 03/01/29	65,000	66,221
MD Community Development Administration Department of Housing & Community Development
	Series 2006 B, AMT,
	4.900% 09/01/37	4,765,000	4,331,814
ME Housing Authority
	Series 2006 D, AMT,
	4.950% 11/15/31	2,010,000	1,893,641
OK Housing Finance Agency
	Series 1999 B-1,
	Guarantor: GNMA
	6.800% 09/01/16	20,000	20,624
OR Department of Housing & Community Services
	Series 1998 A,
	5.150% 07/01/15	25,000	25,158
WA Housing Finance Commission
	Series 2006 3-A, AMT,
	Guarantor: GNMA
	5.000% 12/01/37	2,990,000	2,805,098
Single-Family Total			11,242,120
HOUSING TOTAL			66,799,809
INDUSTRIALS — 2.8%
Food Products — 0.4%
MI Strategic Fund
	Imperial Sugar Co.:
	Series 1998 A,
	6.250% 11/01/15	2,250,000	2,078,235
	Series 1998 B,
	6.450% 11/01/25	3,500,000	2,926,245
	Series 1998 C, AMT,
	6.550% 11/01/25	4,250,000	3,429,750
Food Products Total			8,434,230
Forest Products & Paper — 0.4%
FL Escambia County Environmental Improvement Revenue
	International Paper Co.,
	Series 2003 A, AMT,
	5.750% 11/01/27	2,750,000	2,448,463
GA Rockdale County Development Authority
	Visy Paper, Inc.,
	Series 2007 A, AMT,
	6.125% 01/01/34	2,000,000	1,503,200
MS Lowndes County
	Weyerhaeuser Co.,
	Series 1992 A,
	6.800% 04/01/22	2,470,000	2,412,844

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
Forest Products & Paper — (continued)
NC Haywood County Industrial Facilities & Pollution Control Financing Authority
	Champion International Paper Co.,
	Series 1999, AMT,
	6.400% 11/01/24	2,425,000	2,376,403
SC Richland County
	International Paper Co.,
	Series 2003, AMT,
	6.100% 04/01/23	1,000,000	952,010
Forest Products & Paper Total			9,692,920
Manufacturing — 0.6%
AL McIntosh Industrial Development Board
	CIBA Specialty Chemicals,
	Series 1998,
	5.375% 06/01/28	1,000,000	895,920
IL Will-Kankakee Regional Development Authority
	Flanders Corp.,
	Series 1997, AMT,
	6.500% 12/15/17	1,815,000	1,625,786
KS Wichita Airport Authority
	Cessna Citation Service Center,
	Series 2002 A, AMT,
	6.250% 06/15/32	5,000,000	3,964,200
MN Alexandria Industrial Development
	Seluemed LLP,
	Series 1998, AMT,
	5.850% 03/01/18	830,000	830,000
MO Development Finance Board
	Procter & Gamble Co.,
	Series 1999, AMT,
	5.200% 03/15/29	4,385,000	4,284,978
MO St. Louis Industrial Development Authority
	Anheuser-Busch Companies, Inc.,
	Series 1991,
	6.650% 05/01/16	1,400,000	1,587,964
Manufacturing Total			13,188,848
Metals & Mining — 0.0%
NV Department of Business & Industry
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,
	8.000% 09/01/14 (d)	830,000	807,831
Metals & Mining Total			807,831
Oil & Gas — 1.1%
AZ Salt Verde Financial Corp. Senior Gas Revenue
	Series 2007,
	5.000% 12/01/32	5,400,000	4,648,590

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
Oil & Gas — (continued)
CA M-S-R Energy Authority
	Series 2009,
	7.000% 11/01/34 (b)	2,000,000	2,091,480
LA St. John Baptist Parish
	Marathon Oil Corp.,
	Series 2007 A,
	5.125% 06/01/37	12,750,000	11,536,200
TN Energy Acquisition Corp.
	Series 2006,
	5.250% 09/01/26	1,250,000	1,180,025
TX Texas City Industrial Development Corp.
	Arco Pipeline Co., Inc.,
	Series 1990,
	7.375% 10/01/20	2,000,000	2,543,700
VI Virgin Islands Public Finance Authority
	Hovensa LLC,
	Series 2003, AMT,
	6.125% 07/01/22	2,975,000	2,891,164
Oil & Gas Total			24,891,159
Other Industrial Development Bonds — 0.3%
MI Strategic Fund Obligation Ltd.
	NSF International,
	Series 2004,
	5.250% 08/01/26	600,000	554,958
NJ Economic Development Authority
	GMT Realty LLC,
	Series 2006 B, AMT,
	6.875% 01/01/37	7,000,000	5,212,340
Other Industrial Development Bonds Total			5,767,298
INDUSTRIALS TOTAL			62,782,286
OTHER — 16.4%
Pool/Bond Bank — 1.7%
FL Municipal Loan Council
	Series 2000 A,
	Insured: NPFGC
	(a) 04/01/21	1,000,000	557,710
IL Metropolitan Water Reclamation District Greater Chicago
	Series 2007 C,
	5.250% 12/01/33	13,210,000	14,725,055
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/17	10,000,000	12,240,300
	Series 2006,
	5.250% 08/01/24	4,000,000	4,665,600

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Pool/Bond Bank — (continued)
OH Water Development Authority
	Water Pollution Control,
	Series 2005 B,
	4.750% 06/01/25	5,000,000	5,255,150
Pool/Bond Bank Total			37,443,815
Refunded/Escrowed(e) — 13.8%
AZ Maricopa County Industrial Development Authority
	Series 1984,
	Escrowed to Maturity,
	(a) 02/01/16	4,500,000	3,714,750
AZ Pima County Industrial Development Authority
	Series 1989, AMT,
	Escrowed to Maturity,
	8.200% 09/01/21	12,370,000	16,883,566
CA Foothill Eastern Transportation Corridor Agency
	Series 1995 A,
	Escrowed to Maturity,
	(a) 01/01/18	10,000,000	7,544,500
CA Morgan Hill Unified School District
	Series 2002,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 08/01/22	3,345,000	1,962,311
CA Palmdale Community Redevelopment Agency
	Series 1986 A, AMT,
	Escrowed to Maturity,
	Insured: FHA
	8.000% 03/01/16	3,000,000	3,823,680
	Series 1986 D, AMT,
	Escrowed to Maturity,
	Insured: NPFGC
	8.000% 04/01/16	7,000,000	9,421,930
CA Perris Community Facilities District
	Series 1991 2-90,
	Escrowed to Maturity,
	8.750% 10/01/21	6,165,000	9,517,897
CA Pomona
	Series 1990 A,
	Escrowed to Maturity,
	Guarantor: GNMA
	7.600% 05/01/23	8,890,000	11,801,030
CA Riverside County
	Series 1998, AMT,
	Escrowed to Maturity,
	Guarantor: GNMA
	8.300% 11/01/12	10,000,000	12,029,800
CO Health Facilities Authority
	American Housing Foundation I, Inc.,
	Series 2003 A,
	Pre-refunded 12/01/11,
	8.500% 12/01/31	885,000	1,019,909

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(e) — (continued)
CO Highlands Ranch Metropolitan District No. 2
	Series 1996,
	Escrowed to Maturity,
	Insured: CGIC
	6.500% 06/15/12	530,000	608,127
FL Capital Projects Finance Authority
	Glenridge on Palmer Ranch,
	Series 2002 A,
	Pre-refunded 06/01/12,
	8.000% 06/01/32	4,500,000	5,310,090
FL Highlands County Health Facilities Authority
	Adventist Health Systems,
	Series 2003 D,
	Pre-refunded 11/15/13,
	5.375% 11/15/35	3,450,000	3,892,946
FL Jacksonville Transportation Authority
	Series 1985,
	Escrowed to Maturity,
	9.200% 01/01/15	2,000,000	2,467,840
FL Melbourne
	Series 2000 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 10/01/19	600,000	411,102
FL Mid-Bay Bridge Authority
	Series 1991 A,
	Escrowed to Maturity,
	6.875% 10/01/22	2,000,000	2,630,900
FL Orange County Health Facilities Authority
	Orlando Regional Health Care System,
	Series 1996 A,
	Escrowed to Maturity,
	Insured: NPFGC:
	6.250% 10/01/16	2,120,000	2,587,545
	Series 1996 A,
	Escrowed to Maturity,
	Insured: NPFGC
	6.250% 10/01/16	55,000	66,121
FL Orlando Utilities Commission Water & Electric
	Series 1989 D,
	Escrowed to Maturity,
	6.750% 10/01/17	3,750,000	4,506,975
FL Seminole County
	Series 1992,
	Escrowed to Maturity,
	Insured: NPFGC
	6.000% 10/01/19	1,030,000	1,244,528
GA Fulton County Water & Sewer
	Series 1992,
	Escrowed to Maturity,
	Insured: FGIC
	6.375% 01/01/14	19,080,000	21,064,129

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(e) — (continued)
GA Municipal Electric Authority
	Series 1991:
	Escrowed to Maturity,
	Insured: NPFGC
	6.600% 01/01/18	3,600,000	4,356,936
	Pre-refunded to Various Dates,
	Insured: NPFGC
	6.600% 01/01/18	420,000	491,820
ID Health Facilities Authority
	IHC Hospitals, Inc.,
	Series 1992,
	Escrowed to Maturity,
	6.650% 02/15/21	6,000,000	7,937,460
IL Educational Facilities Authority
	Educational Advancement Fund, Inc.,
	Series 2002,
	Pre-refunded 05/01/12,
	6.625% 05/01/17	4,500,000	5,196,510
IL Glendale Heights
	Series 1985 B,
	Escrowed to Maturity,
	7.100% 12/01/15	1,160,000	1,361,979
MA College Building Authority
	Series 1999 A,
	Escrowed to Maturity,
	Insured: NPFGC:
	(a) 05/01/19	7,710,000	5,412,883
	(a) 05/01/20	7,750,000	5,161,578
MA Turnpike Authority
	Series 1993 A,
	Escrowed to Maturity,
	Insured: FGIC
	5.125% 01/01/23	3,600,000	4,116,024
MA Water Resources Authority
	Series 1992 A,
	Escrowed to Maturity,
	Insured: FGIC
	6.500% 07/15/19	5,000,000	6,131,850
MI State
	525 Redevco, Inc.,
	Series 2000,
	Escrowed to Maturity,
	Insured: AMBAC
	(a) 06/01/21	6,000,000	3,739,320
MN Dakota & Washington Counties Housing & Redevelopment Authority
	Series 1988, AMT,
	Escrowed to Maturity,
	Guarantor: GNMA
	8.150% 09/01/16	235,000	314,578

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(e) — (continued)
MN University of Minnesota
	Series 1996 A,
	Escrowed to Maturity,
	5.500% 07/01/21	1,000,000	1,173,080
MN Western Minnesota Municipal Power Agency
	Series 1983 A,
	Escrowed to Maturity,
	Insured: NPFGC
	9.750% 01/01/16	1,000,000	1,387,530
NC Eastern Municipal Power Agency
	Series 1987 A,
	Pre-refunded 01/01/22,
	4.500% 01/01/24	1,750,000	1,953,770
	Series 1991 A,
	Escrowed to Maturity,
	5.000% 01/01/21	8,735,000	10,147,187
NE Omaha Public Power District
	Series 1992 B,
	Escrowed to Maturity,
	6.200% 02/01/17	1,600,000	1,908,112
NJ Transportation Trust Fund Authority
	Series 1995 B,
	Escrowed to Maturity,
	Insured: NPFGC
	7.000% 06/15/12	10,135,000	11,764,708
NJ Turnpike Authority
	Series 1991 C,
	Escrowed to Maturity,
	Insured: NPFGC
	6.500% 01/01/16	11,000,000	12,762,750
NY Long Island Power Authority
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA
	5.250% 12/01/14	2,000,000	2,300,060
NY Triborough Bridge & Tunnel Authority
	Series 1992 Y,
	Escrowed to Maturity,
	6.125% 01/01/21	11,000,000	13,953,610
	Series 1992,
	Escrowed to Maturity,
	Insured: CAP
	6.125% 01/01/21	7,000,000	8,554,770
PA Cambria County Industrial Development Authority
	Beverly Enterprises,
	Series 1987,
	Escrowed to Maturity,
	10.000% 06/18/12	550,000	613,938
PA Convention Center Authority
	Series 1989 A,
	Escrowed to Maturity,
	Insured: FGIC
	6.000% 09/01/19	14,010,000	16,971,013

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(e) — (continued)
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 1998 A,
	Economically Defeased to Maturity,
	Insured: AMBAC
	5.125% 06/01/24	3,000,000	3,391,320
	Series 2002 E,
	Escrowed to Maturity,
	6.000% 08/01/26	2,470,000	3,004,310
PR Commonwealth of Puerto Rico
	Series 2006 A,
	Pre-refunded 07/01/16,
	5.250% 07/01/30	1,235,000	1,471,009
SC Piedmont Municipal Power Agency
	Series 1993,
	Escrowed to Maturity:
	Insured: AMBAC
	(a) 01/01/13	7,445,000	6,037,895
	Insured: NPFGC
	5.375% 01/01/25	3,960,000	4,596,016
TN Maury County Industrial Development Board
	Occidental Petroleum Corp.,
	Series 2001 A, AMT,
	Pre-refunded 08/01/11,
	6.250% 08/01/18	4,000,000	4,357,040
TX Houston Water & Sewer System
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA:
	(a) 12/01/19	26,955,000	18,359,320
	(a) 12/01/23	2,515,000	1,375,881
	Series 2002 A,
	Pre-refunded 12/01/12,
	5.000% 12/01/30	3,000,000	3,355,710
TX Research Laboratory Commission Finance Authority
	Superconducting Super Collider,
	Series 1991,
	Escrowed to Maturity,
	6.950% 12/01/12	6,280,000	6,918,174
UT County Hospital Revenue
	IHC Health Services, Inc.,
	Series 1997,
	Escrowed to Maturity,
	Insured: NPFGC
	5.250% 08/15/26	2,500,000	2,508,375
UT Provo
	Series 1980,
	Escrowed to Maturity,
	10.125% 04/01/15	1,120,000	1,400,235
Refunded/Escrowed Total			306,996,427

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Tobacco — 0.9%
CA Golden State Tobacco Securitization Corp.
	Series 2007 A-1,
	5.000% 06/01/33	2,500,000	1,998,025
NJ Tobacco Settlement Financing Corp.
	Series 2007 1-A:
	4.500% 06/01/23	675,000	620,217
	4.625% 06/01/26	10,055,000	8,102,922
OH Buckeye Tobacco Settlement Financing Authority
	Series 2007 A-2,
	5.750% 06/01/34	1,000,000	790,240
VA Tobacco Settlement Financing Corp.
	Series 2005,
	Pre-refunded to Various Dates,
	5.500% 06/01/26	5,000,000	5,588,300
WI Badger Tobacco Asset Securitization Corp.
	Series 2002,
	Escrowed to Maturity,
	5.750% 06/01/12	2,450,000	2,713,816
Tobacco Total			19,813,520
OTHER TOTAL			364,253,762
OTHER REVENUE — 1.4%
Hotels — 0.1%
MA Boston Industrial Development Financing Authority
	Crosstown Center Hotel LLC,
	Series 2002, AMT,
	6.500% 09/01/35	2,890,000	1,857,172
NJ Middlesex County Improvement Authority
	Heldrich Associates LLC:
	Series 2005 B,
	6.250% 01/01/37	4,000,000	759,920
	Series 2005 C,
	8.750% 01/01/37	1,500,000	269,880
Hotels Total			2,886,972
Recreation — 1.3%
CA Agua Caliente Band Cahuilla Indians
	Series 2003,
	6.000% 07/01/18 (d)	1,750,000	1,535,100
CA Cabazon Band Mission Indians
	Series 2004:
	8.375% 10/01/15 (d)	1,740,000	1,221,341
	8.750% 10/01/19 (d)	7,680,000	5,344,589

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER REVENUE — (continued)
Recreation — (continued)
CO Metropolitan Football Stadium District
	Series 1999 A,
	Insured: NPFGC
	(a) 01/01/11	3,650,000	3,547,399
CT Mashantucket Western Pequot Tribe
	Series 2007 A,
	5.750% 09/01/34 (d)	4,000,000	1,865,400
FL Seminole Indian Tribe
	Series 2007 A,
	5.250% 10/01/27 (d)	6,750,000	5,853,532
NY Industrial Development Agency
	Yankee Stadium,
	Series 2006,
	Insured: FGIC
	5.000% 03/01/46	2,000,000	1,752,660
OK Chickasaw Nation
	Series 2007,
	6.000% 12/01/25 (d)	6,030,000	5,300,671
OR Cow Creek Band Umpqua Tribe of Indians
	Series 2006 C,
	5.625% 10/01/26 (d)	3,500,000	2,450,910
Recreation Total			28,871,602
OTHER REVENUE TOTAL			31,758,574
RESOURCE RECOVERY — 0.2%
Disposal — 0.1%
NV Department of Business & Industry
	Republic Services, Inc.,
	Series 2003, AMT,
	5.625% 12/01/26	2,000,000	1,986,860
Disposal Total			1,986,860
Resource Recovery — 0.1%
MA Industrial Finance Agency
	Ogden Haverhill Associates,
	Series 1998 A, AMT,
	5.400% 12/01/11	3,300,000	3,172,290
Resource Recovery Total			3,172,290
RESOURCE RECOVERY TOTAL			5,159,150
TAX-BACKED — 35.5%
Local Appropriated — 2.6%
CA Los Angeles County Schools
	Series 1999 A,
	Insured: AMBAC
	(a) 08/01/22	2,180,000	987,976

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local Appropriated — (continued)
IL Chicago Board of Education
	Series 1992 A,
	Insured: NPFGC:
	6.000% 01/01/16	5,000,000	5,796,600
	6.000% 01/01/20	8,000,000	9,064,800
	6.250% 01/01/15	12,900,000	14,375,373
IN Crown Point School Building Corp.
	Series 2000,
	Insured: NPFGC
	(a) 01/15/19	8,165,000	5,358,853
IN Noblesville Redevelopment Authority
	Series 2006 A,
	5.250% 08/01/25	2,000,000	2,088,240
MN Hibbing Economic Development Authority
	Series 1997,
	6.400% 02/01/12	385,000	385,878
MO St. Louis Industrial Development Authority
	St. Louis Convention Center,
	Series 2000,
	Insured: AMBAC
	(a) 07/15/18	2,000,000	1,043,380
SC Scago Educational Facilities Corp. for Spartanburg School District No. 5
	Series 2005,
	Insured: FSA
	4.600% 04/01/22	8,885,000	9,133,780
TX Houston Independent School District
	Series 1998 A,
	Insured: AMBAC:
	(a) 09/15/14	3,885,000	3,391,372
	(a) 09/15/18	3,885,000	2,735,739
	(a) 09/15/20	3,885,000	2,429,796
	Series 1998 B,
	Insured: AMBAC
	(a) 09/15/15	2,000,000	1,667,660
Local Appropriated Total			58,459,447
Local General Obligations — 9.1%
AZ Tucson
	Series 1994 G,
	Insured: FGIC
	7.625% 07/01/14	3,140,000	3,821,851
CA Alvord Unified School District
	Series 2002 A,
	Insured: NPFGC
	5.900% 02/01/19	1,975,000	2,286,615
CA Benicia Unified School District
	Series 1997 A,
	Insured: FGIC
	(a) 08/01/21	5,955,000	3,154,066

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
CA Clovis Unified School District
	Series 2004 A,
	Insured: FGIC
	(a) 08/01/20	7,000,000	3,943,170
CA Corona-Norco Unified School District
	Series 2001 C,
	Insured: FGIC
	(a) 09/01/18	1,390,000	887,084
CA Fresno Unified School District
	Series 2002 A,
	Insured: NPFGC
	6.000% 02/01/19	1,000,000	1,090,090
CA Golden West School Authority
	Series 1999 A,
	Insured: NPFGC:
	(a) 08/01/14	3,980,000	3,320,315
	(a) 08/01/15	1,500,000	1,185,555
CA Modesto High School District
	Series 2002 A,
	Insured: FGIC
	(a) 08/01/17	2,500,000	1,674,900
CA Norwalk LA Mirada Unified School District
	Series 2005 B,
	(a) 08/01/23	9,790,000	4,177,099
CA Poway Unified School District
	Series 2009 A,
	(a) 08/01/24	1,750,000	761,583
CA San Diego Unified School District
	Series 2009 A,
	(a) 07/01/30	22,500,000	6,700,050
CA San Juan Unified School District
	Series 2001,
	Insured: FSA:
	(a) 08/01/17	1,525,000	1,077,672
	(a) 08/01/18	1,785,000	1,167,961
CA San Ysidro School District
	Series 2005 D,
	Insured: FGIC
	(a) 08/01/23	2,330,000	1,029,650
CA Vallejo City Unified School District
	Series 2002 A,
	Insured: NPFGC
	5.900% 02/01/20	1,000,000	1,027,750
CA West Contra Costa Unified School District
	Series 2001 B,
	Insured: NPFGC
	6.000% 08/01/24	2,320,000	2,362,990

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
CA Yuba City Unified School District
	Series 2000,
	Insured: FGIC
	(a) 09/01/18	1,160,000	740,300
CO El Paso County School District No. 11
	Series 1996,
	7.100% 12/01/16	2,105,000	2,636,976
IL Champaign County
	Series 1999,
	Insured: FGIC:
	8.250% 01/01/20	1,015,000	1,378,137
	8.250% 01/01/23	1,420,000	1,932,166
IL Chicago Board of Education
	Series 1998 B-1,
	Insured: FGIC:
	(a) 12/01/21	8,000,000	4,273,280
	(a) 12/01/22	25,200,000	12,669,048
	Series 2005 A,
	Insured: AMBAC
	5.500% 12/01/22	4,750,000	5,292,830
IL Chicago
	Series 1998,
	Insured: FGIC
	5.250% 01/01/28	605,000	607,940
	Series 1999,
	Insured: FGIC:
	(a) 01/01/14	2,000,000	1,731,840
	5.500% 01/01/23	9,750,000	10,770,630
IL Cook County High School District No. 209-Provisional Township
	Series 2004,
	Insured: FSA
	5.000% 12/01/15	1,750,000	1,939,192
IL Cook County School District No. 102
	Series 2001,
	Insured: FGIC
	(a) 12/01/20	3,065,000	1,814,817
IL De Kalb County Community Unified School District No. 424
	Series 2001,
	Insured: AMBAC:
	(a) 01/01/20	2,575,000	1,548,914
	(a) 01/01/21	2,675,000	1,506,640
IL Du Page County Community High School District No. 99
	Series 1993,
	5.600% 01/01/21	2,565,000	2,982,172
IL Kane & De Kalb Counties Community Unit School District No. 302
	Series 2004,
	Insured: FGIC
	(a) 02/01/21	3,165,000	1,774,109

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
IL Lake County School District No. 56
	Series 1997,
	Insured: FGIC
	9.000% 01/01/17	10,440,000	13,798,757
IL Will County School District No. 114
	Series 2005 C,
	Insured: FGIC
	(a) 12/01/23	2,130,000	995,754
IL Will County United School District No. 365-UVY
	Series 1999 B,
	Insured: FSA
	(a) 11/01/18	3,370,000	2,242,735
KS Wyandotte County
	Series 1998,
	Insured: NPFGC
	4.500% 09/01/28	2,900,000	2,809,926
LA New Orleans
	Series 1991,
	Insured: AMBAC
	(a) 09/01/12	6,250,000	5,337,000
MI Detroit City School District
	Series 2005 A,
	5.000% 05/01/17	2,500,000	2,554,225
	Series 2005 A,
	Insured: FSA
	5.250% 05/01/30	10,000,000	9,765,100
MI Holland School District
	Series 1992,
	Insured: AMBAC
	(a) 05/01/17	1,190,000	878,637
MI Paw Paw Public School District
	Series 1998,
	Insured: FGIC
	5.000% 05/01/25	1,020,000	1,116,614
MI St. John’s Public School
	Series 1998,
	Insured: FGIC
	5.100% 05/01/25	1,790,000	1,958,349
NE Omaha Convention Center/Arena
	Series 2004,
	5.250% 04/01/23	2,000,000	2,343,300
NJ Washington Township Board of Education Mercer County
	Series 2005,
	Insured: FSA
	5.250% 01/01/27	1,410,000	1,613,477
NY State
	Series 2007 M,
	5.000% 04/01/22	2,000,000	2,096,060

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
OH Adams County Ohio Valley Local School District
	Series 1995,
	Insured: NPFGC
	7.000% 12/01/15	3,000,000	3,473,310
OH Cincinnati City School District
	Series 2006,
	5.250% 12/01/30	1,000,000	1,090,330
OH Kings Local School District
	Series 1995,
	Insured: FGIC
	7.500% 12/01/16	2,110,000	2,548,669
OH Pickerington Local School District
	Series 2001,
	Insured: FGIC:
	(a) 12/01/14	2,000,000	1,718,540
	(a) 12/01/15	1,500,000	1,227,855
OR Linn County Community School District No. 9
	Series 2005,
	Insured: FGIC
	5.500% 06/15/30	1,435,000	1,644,223
PA Cornwall-Lebanon School District
	Series 2001,
	Insured: FSA
	(a) 03/15/18	3,020,000	2,165,733
PA Westmoreland County Municipal Authority
	Series 2000 A,
	Insured: NPFGC
	(a) 06/01/13	3,000,000	2,705,730
TX Dallas County Flood Control District
	Series 2002,
	7.250% 04/01/32	7,500,000	7,650,150
TX Galveston County
	Series 2001,
	Insured: FGIC
	(a) 02/01/20	1,510,000	967,744
TX Hurst Euless Bedford Independent School District
	Series 1998,
	Guarantor: PSFG
	4.500% 08/15/25	16,000,000	16,004,960
TX North East Independent School District
	Series 2007
	Insured: PSFG
	5.250% 02/01/31	10,000,000	11,290,500
WA Clark County School District No. 37
	Series 2001 C,
	Insured: FGIC:
	(a) 12/01/16	3,000,000	2,349,630
	(a) 12/01/20	6,150,000	3,788,584

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
WA King & Snohomish Counties School District No. 417
	Series 1998 B,
	Insured: FGIC
	(a) 06/15/16	3,315,000	2,656,442
Local General Obligations Total			202,059,726
Special Non-Property Tax — 8.6%
AL Jefferson County
	Series 2004 A,
	5.250% 01/01/19	2,790,000	1,842,488
FL Tampa Sports Authority
	Series 1996,
	Insured: AMBAC
	5.750% 10/01/25	2,500,000	2,574,100
	Series 1996,
	Insured: AMBAC
	(a) 04/01/21	900,000	501,939
GA Metropolitan Atlanta Rapid Transit Authority
	Series 1992 P,
	Insured: AMBAC
	6.250% 07/01/20	6,000,000	7,151,940
GU Territory of Guam
	Series 2009 A,
	5.750% 12/01/34	2,000,000	2,012,100
IL Metropolitan Pier & Exposition Authority
	Series 1993 A,
	Insured: FGIC:
	(a) 06/15/13	11,640,000	10,295,464
	(a) 06/15/16	3,750,000	2,881,388
	Series 1996 A,
	Insured: NPFGC
	(a) 12/15/12	8,850,000	8,017,657
	Series 2002 B,
	Insured: NPFGC
	5.000% 06/15/21	3,000,000	3,119,460
IL Regional Transportation Authority
	Series 1994 C,
	Insured: FGIC
	7.750% 06/01/20	5,000,000	6,471,750
	Series 2002 A
	Insured: NPFGC
	6.000% 07/01/31	5,400,000	6,198,444
IL Sales Tax Revenue
	Series 2002,
	Insured: FGIC
	6.000% 06/15/23	4,000,000	4,587,160

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Non-Property Tax — (continued)
KY Economic Development Finance Authority
	Louisville Arena Authority, Inc.,
	Series 2008 A1,
	Insured: AGO
	6.000% 12/01/38	2,850,000	2,985,945
MA Bay Transportation Authority
	Series 2005 A,
	5.000% 07/01/25	3,000,000	3,406,020
	Series 2005 B,
	Insured: NPFGC:
	5.500% 07/01/26	1,500,000	1,785,870
	5.500% 07/01/29	2,000,000	2,353,420
	Series 2006 A,
	5.250% 07/01/29	3,185,000	3,645,870
NJ Economic Development Authority
	Cigarette Tax,
	Series 2004,
	5.500% 06/15/31	775,000	690,223
NV Sparks Tourism Improvement District No. 1
	Series 2008 A,
	6.750% 06/15/28 (d)	2,000,000	1,502,320
NY Dormitory Authority
	Series 2005 B,
	Insured: AMBAC:
	5.500% 03/15/24	10,170,000	11,657,362
	5.500% 03/15/27	11,240,000	12,949,379
	5.500% 03/15/29	2,030,000	2,320,635
	5.500% 03/15/30	6,040,000	6,879,077
	Series 2008-B,
	5.250% 03/15/38	5,000,000	5,209,350
NY Local Government Assistance Corp.
	Series 1993 E:
	Insured: AMBAC
	5.250% 04/01/16	10,000,000	11,402,700
	Insured: NPFGC
	5.000% 04/01/21	3,655,000	4,185,706
NY Metropolitan Transportation Authority
	Series 2009 B,
	5.000% 11/15/34	3,000,000	3,028,440
NY New York City Transitional Finance Authority
	Series 2002 A,
	5.500% 11/01/26 (f)(g) (14.000% 11/01/11)	5,000,000	5,420,900
NY Sales Tax Asset Receivables Corp.
	Series 2004 A,
	Insured: AMBAC
	5.000% 10/15/32	3,950,000	4,062,930

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Non-Property Tax — (continued)
OH Hamilton County Sales Tax Revenue
	Series 2000 B,
	Insured: AMBAC
	(a) 12/01/20	2,000,000	1,139,560
PR Commonwealth of Puerto Rico Convention Center Authority
	Series 2006,
	Insured: AMBAC
	5.000% 07/01/20	3,000,000	2,834,070
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Y,
	Insured: NPFGC
	6.250% 07/01/12	3,000,000	3,205,470
	Series 1996 Z,
	Insured: FSA
	6.000% 07/01/18	10,000,000	11,214,400
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/14	5,000,000	5,403,900
TX Harris County Houston Sports Authority
	Series 2001 A,
	Insured: NPFGC:
	(a) 11/15/14	3,905,000	3,076,320
	(a) 11/15/15	3,975,000	2,944,640
	(a) 11/15/16	4,040,000	2,795,963
TX Houston Hotel Occupancy
	Series 2001 B,
	Insured: AMBAC
	(a) 09/01/17	2,000,000	1,286,400
UT Transit Authority Sales Tax Revenue
	Series 2006 C,
	Insured: FSA
	5.250% 06/15/29	10,000,000	11,171,200
VA Peninsula Town Center Community Development Authority
	Series 2007,
	6.250% 09/01/24	2,375,000	1,938,879
WA Central Puget Sound Regional Transportation Authority
	Series 1998,
	Insured: FGIC
	5.250% 02/01/21	4,500,000	5,210,055
Special Non-Property Tax Total			191,360,894
Special Property Tax — 0.9%
CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001-1,
	6.450% 09/01/31	1,850,000	1,615,771

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Property Tax — (continued)
FL Double Branch Community Development District
	Series 2002 A,
	6.700% 05/01/34	1,315,000	1,331,595
FL Orlando
	Conroy Road Interchange,
	Series 1998 A,
	5.800% 05/01/26	300,000	259,062
FL Tolomato Community Development District
	Series 2007,
	6.550% 05/01/27	3,500,000	2,575,685
FL Village Center Community Development District
	Series 1998 A,
	Insured: NPFGC
	5.500% 11/01/12	750,000	792,983
FL Waterset North Community Development District
	Series 2007 A,
	6.600% 05/01/39	3,000,000	1,796,250
FL Westchester Community Development District No. 1
	Series 2003,
	6.000% 05/01/23	2,200,000	1,605,164
IL Sports Facilities Authority
	Series 2001,
	Insured: AMBAC
	(a) 06/15/18	4,000,000	2,558,440
IN Portage
	Series 2006,
	5.000% 01/15/27	410,000	363,272
OH Hickory Chase Community Authority
	Series 2008,
	6.750% 12/01/27	6,165,000	3,742,032
OH Toledo-Lucas County Port Authority
	Series 2007,
	5.400% 11/01/36	4,000,000	3,226,320
Special Property Tax Total			19,866,574
State Appropriated — 7.0%
IN Office Building Commission
	Series 1995 B,
	Insured: AMBAC
	6.250% 07/01/16	8,000,000	9,207,360
NJ Economic Development Authority
	Series 2005 K,
	Insured: FGIC
	5.250% 12/15/21	2,000,000	2,204,500

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State Appropriated — (continued)
	Series 2005 N-1:
	Insured: FGIC
	5.500% 09/01/27	5,000,000	5,425,000
	Insured: FSA
	5.500% 09/01/25	23,990,000	27,364,433
NJ Transportation Trust Fund Authority
	Series 1995 B,
	Insured: NPFGC
	7.000% 06/15/12	16,865,000	18,960,982
	Series 1999 A:
	5.750% 06/15/18	5,000,000	5,742,550
	5.750% 06/15/20	4,150,000	4,628,329
	Series 2006 A,
	5.500% 12/15/23	3,000,000	3,300,120
NY Dormitory Authority
	Series 1990 A,
	7.500% 05/15/13	8,000,000	9,405,280
	Series 1993 A:
	Insured: CGIC
	6.000% 07/01/20	6,140,000	7,126,023
	Insured: FGIC
	5.875% 05/15/17	28,240,000	32,244,432
	Series 1993,
	6.000% 07/01/20	13,350,000	15,371,991
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	LOC: Government Development Bank for Puerto Rico
	5.750% 08/01/27	1,000,000	1,026,840
UT Building Ownership Authority
	Series 1998 C,
	Insured: FSA
	5.500% 05/15/19	3,450,000	4,008,417
WI State
	Series 2009 A,
	5.750% 05/01/33	5,700,000	6,211,119
WV Building Commission
	Series 1998 A,
	Insured: AMBAC
	5.375% 07/01/21	3,215,000	3,470,721
State Appropriated Total			155,698,097
State General Obligations — 7.3%
CA State
	Series 2002,
	Insured: AMBAC
	6.000% 04/01/17	2,500,000	2,887,475
	Series 2006,
	4.500% 10/01/36	4,015,000	3,427,686
	Series 2007:
	4.500% 08/01/30	45,000,000	39,701,250
	5.000% 12/01/37	8,500,000	8,056,555

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State General Obligations — (continued)
	Series 2008,
	5.250% 03/01/38	8,250,000	8,106,368
	Series 2009,
	6.000% 04/01/35	15,000,000	15,919,200
FL Board of Education
	Series 1985,
	9.125% 06/01/14	1,380,000	1,593,320
IL State
	Series 2001,
	Insured: FGIC
	6.000% 11/01/26	3,000,000	3,537,270
	Series 2004 A,
	5.000% 03/01/34	3,000,000	3,011,970
	Series 2006,
	5.500% 01/01/31	7,985,000	8,680,733
MA Bay Transportation Authority
	Series 1994 A,
	Insured: FSA
	7.000% 03/01/19	2,500,000	3,108,200
MA State
	Series 2006 B,
	Insured: FSA
	5.250% 09/01/25	5,000,000	5,850,050
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2002 F,
	5.250% 07/01/20	2,000,000	1,929,400
	Series 2007,
	6.250% 07/01/31	27,000,000	27,713,070
PR Commonwealth of Puerto Rico
	Series 1996 B,
	Insured: AMBAC
	6.500% 07/01/15	2,650,000	2,861,258
WA State
	Series 2000 S-5,
	Insured: FGIC
	(a) 01/01/19	1,500,000	1,036,470
	Series 2007 D,
	4.500% 01/01/30	24,470,000	24,681,665
State General Obligations Total			162,101,940
TAX-BACKED TOTAL			789,546,678
TRANSPORTATION — 8.1%
Air Transportation — 0.6%
CO Denver City & County Special Facility Authority
	United Airlines, Inc.,
	Series 2007, AMT,
	5.250% 10/01/32	5,000,000	2,972,700

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Air Transportation — (continued)
IL Chicago O’Hare International Airport
	United Airlines, Inc.,
	Series 1999 A,
	5.350% 09/01/16 (h)	4,100,000	41,000
IN Indianapolis Airport Authority
	FedEx Corp.,
	Series 2004, AMT,
	5.100% 01/15/17	3,000,000	2,751,870
	United Airlines, Inc.,
	Series 1995 A, AMT,
	6.500% 11/15/31 (i)	1,348,969	33,724
NJ Economic Development Authority
	Continental Airlines, Inc.,
	Series 1999, AMT:
	6.250% 09/15/19	1,300,000	1,120,938
	6.250% 09/15/29	2,000,000	1,601,160
	6.400% 09/15/23	4,000,000	3,373,720
NY Industrial Development Agency
	American Airlines, Inc.,
	Series 2005,
	7.625% 08/01/25	1,000,000	854,100
Air Transportation Total			12,749,212
Airports — 0.9%
MA Port Authority
	Series 1999 D, AMT,
	Insured: FGIC
	6.000% 07/01/29	5,000,000	5,018,550
TX City of Houston
	Series 2009 A,
	Insured: AMBAC
	5.500% 07/01/34	10,500,000	10,840,095
WA Seattle Port
	Series 1999 B, AMT,
	Insured: FGIC
	5.500% 09/01/13	3,885,000	4,086,360
Airports Total			19,945,005
Toll Facilities — 5.1%
CA San Joaquin Hills Transportation Corridor Agency
	Series 1997 A,
	Insured: NPFGC:
	(a) 01/15/12	2,500,000	2,197,725
	(a) 01/15/14	14,450,000	11,080,116
CO E-470 Public Highway Authority
	Series 1997 B,
	Insured: NPFGC:
	(a) 09/01/11	17,685,000	16,153,656
	(a) 09/01/22	6,515,000	2,709,849
	Series 2000,
	Insured: NPFGC
	(a) 09/01/18	18,600,000	10,465,476

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Toll Facilities — (continued)
MA Turnpike Authority
	Series 1997 A,
	Insured: NPFGC
	(a) 01/01/24	7,000,000	2,983,190
	Series 1997 C,
	Insured: NPFGC:
	(a) 01/01/18	4,700,000	3,061,674
	(a) 01/01/20	17,000,000	9,636,110
NJ Turnpike Authority
	Series 1991 C,
	Insured: FSA
	6.500% 01/01/16	1,415,000	1,723,272
	Series 2004 C-2,
	Insured: AMBAC
	5.500% 01/01/25	2,500,000	2,843,225
	Series 2005,
	Insured: FSA
	5.250% 01/01/30	2,000,000	2,209,660
	Series 2009 E,
	5.250% 01/01/40	4,425,000	4,566,379
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	Insured: NPFGC
	5.500% 11/15/20	6,800,000	7,955,592
TX North Texas Tollway Authority
	Series 2008 F,
	5.750% 01/01/38	11,355,000	11,151,518
TX Turnpike Authority
	Series 2002 A,
	Insured: AMBAC:
	(a) 08/15/16	7,000,000	4,917,710
	(a) 08/15/18	10,000,000	6,099,100
	(a) 08/15/19	10,330,000	5,851,015
VA Richmond Metropolitan Authority
	Series 1998,
	Insured: FGIC
	5.250% 07/15/22	7,800,000	8,563,698
Toll Facilities Total			114,168,965
Transportation — 1.5%
IN Finance Authority Highway Revenue
	Series 2007 A,
	Insured: FGIC
	4.500% 06/01/29	10,000,000	9,619,300
NV Department of Business & Industry
	Las Vegas Monorail Co., 2nd Tier,
	Series 2000:
	7.375% 01/01/30	1,650,000	82,500
	7.375% 01/01/40	3,750,000	187,500

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Transportation — (continued)
NY Metropolitan Transportation Authority
	Series 2007 A,
	Insured: FSA
	5.000% 11/15/33	12,000,000	12,103,560
	Series 2007 B,
	5.000% 11/15/24	6,820,000	6,966,835
OH Toledo-Lucas County Port Authority
	Series 1992,
	6.450% 12/15/21	3,950,000	4,231,200
Transportation Total			33,190,895
TRANSPORTATION TOTAL			180,054,077
UTILITIES — 16.1%
Independent Power Producers — 0.6%
NY Port Authority of New York & New Jersey
	KIAC Partners,
	Series 1996 IV, AMT,
	6.750% 10/01/19	7,000,000	5,788,790
NY Suffolk County Industrial Development Agency
	Nissequogue Cogeneration Partners Facilities,
	Series 1998, AMT,
	5.500% 01/01/23	7,800,000	6,521,892
Independent Power Producers Total			12,310,682
Investor Owned — 3.3%
AZ Pima County Industrial Development Authority
	Tucson Electric Power Co.,
	Series 1997 A, AMT,
	6.100% 09/01/25	2,000,000	1,753,440
HI State Department of Budget & Finance
	Hawaiian Electric Company,
	Series 2009,
	6.500% 07/01/39	5,250,000	5,481,945
IN Development Finance Authority
	Series 1999, AMT,
	5.950% 08/01/30	5,000,000	4,703,900
IN Jasper County Pollution Control Revenue
	Northern Indiana Public Service Co.:
	Series 1994 C,
	Insured: NPFGC
	5.850% 04/01/19	3,000,000	3,145,110
	Series 2003,
	Insured: AMBAC
	5.700% 07/01/17	2,000,000	2,112,220
IN Petersburg
	Series 1995 C, AMT,
	5.950% 12/01/29	5,000,000	4,445,450

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Investor Owned — (continued)
MA Development Finance Agency
	Dominion Energy Brayton,
	Series 2006, AMT,
	5.000% 02/01/36	3,000,000	2,531,490
MI Strategic Fund
	Detroit Edison Co.,
	Series 1991 BB,
	Insured: AMBAC
	7.000% 05/01/21	2,505,000	2,847,634
NY Energy & Research Development Authority
	Brooklyn Union Gas Co.,
	Series 1993,
	11.387% 04/01/20 (09/16/09) (f)(j)	13,000,000	13,214,500
PA Economic Development Financing Authority
	Allegheny Energy Speciality Co.,
	Series 2009,
	7.000% 07/15/39	13,000,000	13,400,010
TX Brazos River Authority Pollution Control Revenue
	TXU Energy Co. LLC:
	Series 1999 B, AMT,
	6.750% 09/01/34	12,455,000	8,768,569
	Series 2001 A, AMT,
	8.250% 10/01/30	5,250,000	2,651,460
	Series 2003 A, AMT,
	6.750% 04/01/38	1,900,000	1,337,638
TX Matagorda County Navigation District No 1
	Series 2001 A,
	6.300% 11/01/29	2,800,000	2,955,260
TX Sabine River Authority Pollution Control Revenue
	Series 2001 C,
	5.200% 05/01/28	3,000,000	1,485,180
WY Lincoln County Environmental Improvement
	Pacificorp,
	Series 1995, AMT,
	4.125% 11/01/25	2,500,000	2,519,525
Investor Owned Total			73,353,331
Joint Power Authority — 5.3%
AZ Salt River Project Agricultural Improvement & Power District
	Series 2006 A,
	5.000% 01/01/37	5,000,000	5,119,550
GA Municipal Electric Authority
	Series 1991,
	Insured: NPFGC
	6.600% 01/01/18	17,280,000	20,268,058

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Joint Power Authority — (continued)
MN Southern Minnesota Municipal Power Agency
	Series 2002 A,
	Insured: AMBAC
	5.250% 01/01/17	11,000,000	12,235,080
NC Eastern Municipal Power Agency
	Series 1991 A,
	6.500% 01/01/18	2,185,000	2,526,821
	Series 1993,
	Insured: AMBAC
	6.000% 01/01/18	16,470,000	18,473,740
SC Piedmont Municipal Power Agency
	Series 1988,
	Insured: AMBAC
	(a) 01/01/13	16,070,000	13,840,287
	Series 1993,
	Insured: NPFGC
	5.375% 01/01/25	11,370,000	11,517,583
	Series 2004 A,
	Insured: FGIC
	(a) 01/01/24	5,000,000	2,209,400
SC Public Service Authority
	Series 2008 A,
	5.500% 01/01/38	3,000,000	3,219,300
TX Municipal Power Agency
	Series 1989,
	Insured: AMBAC:
	(a) 09/01/11	4,985,000	4,727,475
	(a) 09/01/12	2,785,000	2,536,188
	Series 1993,
	Insured: NPFGC
	(a) 09/01/15	8,790,000	6,919,840
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	6.000% 10/01/16	5,000,000	5,270,850
WY County of Campbell
	Basin Electric Power Coop,
	Series 2009,
	5.750% 07/15/39	7,900,000	8,151,615
Joint Power Authority Total			117,015,787
Municipal Electric — 2.1%
NY Long Island Power Authority
	Series 2008 A,
	6.000% 05/01/33	2,725,000	2,999,707
OH Cleveland Public Power Systems
	Series 1994 A,
	Insured: NPFGC
	(a) 11/15/13	2,000,000	1,777,440

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Municipal Electric — (continued)
PA Westmoreland County Municipal Authority
	Series 1995 A,
	Insured: FGIC
	(a) 08/15/23	5,540,000	2,563,469
	Series 1999 A,
	Insured: NPFGC
	(a) 08/15/22	2,000,000	1,080,160
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 KK,
	Insured: NPFGC
	5.500% 07/01/16	12,000,000	12,866,040
	Series 2007 VV,
	Insured: FGIC
	5.250% 07/01/34	10,870,000	10,720,755
SD Heartland Consumers Power District
	Series 1992,
	Insured: FSA
	6.000% 01/01/17	13,600,000	15,604,776
Municipal Electric Total			47,612,347
Water & Sewer — 4.8%
AL Birmingham Waterworks & Sewer Board
	Series 2007 A,
	Insured: AMBAC
	4.375% 01/01/32	6,000,000	5,397,780
AL Jefferson County
	Series 1997 A,
	Insured: FGIC
	5.625% 02/01/22	570,000	275,846
CA Castaic Lake Water Agency
	Series 1999,
	Insured: AMBAC
	(a) 08/01/24	9,445,000	3,987,112
CA San Diego Public Facilities Financing Authority
	Series 2009,
	5.250% 05/15/39	17,000,000	17,131,070
CA San Francisco City & County Public Utilities Commission
	Series 2006 A,
	Insured: FSA
	4.500% 11/01/31	17,800,000	16,773,830
FL Seminole County
	Series 1992,
	Insured: NPFGC
	6.000% 10/01/19	470,000	541,703
FL St. John’s County Water & Sewer Authority
	Series 1991 A,
	Insured: NPFGC
	(a) 06/01/13	2,600,000	2,305,472

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer — (continued)
	Series 1999 A,
	Insured: NPFGC
	(a) 06/01/14	1,500,000	1,267,335
GA Atlanta Water & Wastewater Revenue
	Series 1991 A,
	Insured: FGIC
	5.500% 11/01/22	5,475,000	5,646,039
	Series 2001 A,
	Insured: NPFGC
	5.500% 11/01/27	1,500,000	1,514,505
GA Henry County Water & Sewer Authority
	Series 1997,
	Insured: AMBAC
	6.150% 02/01/20	5,390,000	6,288,028
GA Milledgeville Water & Sewer Revenue
	Series 1996,
	Insured: FSA
	6.000% 12/01/21	1,000,000	1,202,900
IL Chicago
	Series 1998,
	Insured: NPFGC
	(a) 01/01/20	7,275,000	4,483,292
IN Bond Bank Revenue
	Series 2008 B,
	Insured: FSA
	(a) 06/01/29	8,075,000	2,696,162
MA Water Resources Authority
	Series 2002 J,
	Insured: FSA
	5.500% 08/01/21	5,000,000	6,024,350
	Series 2006 A,
	Insured: AMBAC
	5.000% 08/01/24	2,170,000	2,368,403
MS V Lakes Utility District
	Series 1994,
	7.000% 07/15/37	465,000	381,714
NY New York City Municipal Water Finance Authority
	Series 2001 D,
	5.250% 06/15/25	3,520,000	3,631,830
OH Cleveland Waterworks Revenue
	Series 1993 G,
	Insured: NPFGC
	5.500% 01/01/21	4,015,000	4,535,786
OH Lakewood Water Systems Revenue
	Series 1995,
	Insured: AMBAC
	5.850% 07/01/20	1,955,000	2,238,455

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer — (continued)
PA Dauphin County Industrial Development Authority
	Dauphin Water Supply Co.,
	Series 1992 A, AMT,
	6.900% 06/01/24	3,400,000	3,828,774
TX Houston Water & Sewer Systems
	Series 1998 A,
	Insured: FSA:
	(a) 12/01/19	10,545,000	6,878,503
	(a) 12/01/23	985,000	503,296
VA Fairfax County Water Authority
	Series 2005 B,
	5.250% 04/01/24	6,175,000	7,346,212
Water & Sewer Total			107,248,397
UTILITIES TOTAL			357,540,544
VARIABLE RATE DEMAND NOTES — 0.0%
Commercial Banks — 0.0%
CA Department of Water Resources
	Series 2005 F-2,
	LOC: JPMorgan Chase Bank,
	0.120% 05/01/20 (09/01/09) (j)	100,000	100,000
MO Development Finance Board
	Nelson Gallery Foundation,
	Series 2004 A,
	SPA: JPMorgan Chase Bank
	0.130% 12/01/33 (09/01/09) (j)	600,000	600,000
Commercial Banks Total			700,000
VARIABLE RATE DEMAND NOTES TOTAL			700,000

	Total Municipal Bonds (cost of $2,127,715,629)		2,167,699,189

		Shares
Investment Companies — 1.3%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.220%) (j)(k)(l)	15,750,568	15,750,568
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.160%) (j)	13,287,645	13,287,645

	Total Investment Companies (cost of $29,038,213)		29,038,213

Municipal Preferred Stocks — 0.5%
HOUSING — 0.5%
Multi-Family — 0.5%
Centerline Equity Issuer Trust
	Series 2000, AMT,
	7.600% 12/15/10 (d)	5,000,000	5,209,050

		Shares	Value ($)
Municipal Preferred Stocks — (continued)
HOUSING — (continued)
Multi-Family — (continued)
Munimae TE Bond Subsidiary LLC
	Series 2000 B, AMT,
	7.750% 06/30/50 (d)(f)	10,000,000	6,497,800
	Series 2005 C-3, AMT,
	5.500% 11/29/49 (d)	1,000,000	600,020
Multi-Family Total			12,306,870
HOUSING TOTAL			12,306,870

	Total Municipal Preferred Stocks (cost of $16,000,000)		12,306,870

		Par ($)
Short-Term Obligations — 0.1%
VARIABLE RATE DEMAND NOTES(m) — 0.1%
CT Health & Educational Facilities Authority
	Yale University,
	Series 2001 V-1,
	SPA: DEPFA Bank PLC
	0.100% 07/01/36 (09/01/09) (j)	400,000	400,000
NV Clark County School District
	Series 2001 A,
	Insured: FSA,
	SPA: State Street Bank & Trust Co.
	0.120% 06/15/21 (09/01/09) (j)	2,075,000	2,075,000
VARIABLE RATE DEMAND NOTES TOTAL			2,475,000

	Total Short-Term Obligations (cost of $2,475,000)		2,475,000

	Total Investments — 99.3% (cost of $2,175,228,842)(n)(o)		2,211,519,272

	Other Assets & Liabilities, Net — 0.7%		14,712,309

	Net Assets — 100.0%		2,226,231,581

Notes to Investment Portfolio:

* Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Various inputs are used to determine the value of the Fund’s investments.  Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of August 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds
Education	$—	$114,675,437	$—	$114,675,437
Health Care	—	187,579,372	6,849,500	194,428,872
Housing	—	66,799,809	—	66,799,809
Industrials	—	62,782,286	—	62,782,286
Other	—	364,253,762	—	364,253,762
Other Revenue	—	31,758,574	—	31,758,574
Resource Recovery	—	5,159,150	—	5,159,150
Tax-Backed	—	789,546,678	—	789,546,678
Transportation	—	180,054,077	—	180,054,077
Utilities	—	357,540,544	—	357,540,544
Variable Rate Demand Notes	—	700,000	—	700,000
Total Municipal Bonds	—	2,160,849,689	6,849,500	2,167,699,189
Total Investment Companies	29,038,213	—	—	29,038,213
Total Municipal Preferred Stocks	—	12,306,870	—	12,306,870
Total Short-Term Obligations	—	2,475,000	—	2,475,000
Total Investments	$29,038,213	$2,175,631,559	$6,849,500	$2,211,519,272

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine month period ending August 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of November 30, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of August 31, 2009
Municipal Bonds
HEALTH CARE
	$—	$—	$—	$(884,693)	$—	$(365,000)	$8,099,193	$—	$6,849,500

Total	$—	$—	$—	$(884,693)	$—	$(365,000)	$8,099,193	$—	$6,849,500

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributable to securities owned at August 31, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $884,693.

(a)	Zero coupon bond.

(b)	Security purchased on a delayed delivery basis.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of this security amounted to $6,849,500, which represents 0.3% of net assets.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, these securities, which are not illiquid except for those listed in the following table, amounted to $44,326,035, which represents 2.0% of net assets.

	Security	Acquisition Date	Par	Cost	Value
	Resolution Trust Corp. Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16	08/27/93	$6,615,223	$6,751,636	$6,137,471

(e)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(f)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2009.

(g)	Step bond. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(h)	Position reflects anticipated residual bankruptcy claims. Income is not being accrued.

(i)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At August 31, 2009, the value of this security amounted to $33,724, which represents less than 0.1% of net assets.

(j)		Parenthetical date represents the next reset date for the security.

(k)		Investment in affiliates during the nine month period ended August 31, 2009:

Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.220%)

Shares as of 11/30/08:		—
Shares purchased:		139,401,308
Shares sold:		(123,650,740)
Shares as of 08/31/09:		15,750,568
Net realized gain/loss:		$—
Dividend income earned:		$78,542
Value at end of period:		$15,750,568

(l)		Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(m)

Variable rate demand note. This security is payable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year.  The interest rate changes periodically.  The interest rate shown reflects the rate as of August 31, 2009.

(n)		Cost for federal income tax purposes is $2,175,228,842.

(o)		Unrealized appreciation and depreciation at August 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$134,780,640	$(98,490,210)	$36,290,430

Acronym	Name

AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CAP	Capital Markets Assurance Corp.
CGIC	Capital Guaranty Insurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
PSFG	Permanent School Fund Guarantee
RAD	Radian Asset Assurance, Inc.
SPA	Stand-by Purchase Agreement

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	October 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	October 23, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	October 23, 2009